Loss per share - Securities excluded (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Dilutive securities excluded	74,131,026	130,156,288	93,464,488
Share options | Employees
Loss per share
Dilutive securities excluded	74,131,026	130,156,288	93,464,488